Organization And Plan Of Business Operations - Additional Information (Details) - USD ($)							12 Months Ended
	Dec. 15, 2023	Nov. 14, 2023	Oct. 14, 2023	Apr. 18, 2023	Aug. 16, 2022	Jan. 13, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 13, 2023	Dec. 11, 2023
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Shares issued price per share							$ 10
Gross proceeds from initial public offer						$ 300,000,000
Proceeds from Issuance of Private Placement							$ 0	$ 13,850,000
Transaction Costs Of Issuance						17,204,107
Underwriting Fees Net Of Reimbursement By Underwriters						5,760,000
Reimbursement By Underwriters						240,000
Deferred Underwriting Commission Non Current							10,500,000
Cash deposited in Trust Account						$ 306,000,000	160,000	306,000,000
Per share payment made to acquire restricted investments						10.20%
Term of restricted investments						185 days
Percentage of net assets in the trust account for which the business combination shall be effected						80.00%
Temporary Equity, Redemption Price Per Share						$ 10.2
Minimum Net worth Needed To Consummate Business Combination							$ 5,000,001
Percentage Of Shares That Can Be Transferred Without Any Restriction							15.00%
Percentage Of Shares Redeemable In Case Business Combination Is Not Consummated							100.00%
Time Limit Within Which Business Combination Shall Be Consummated From The Date Of Initial Public Offering							15 months
Expenses payable on liquidation							$ 100,000
Number Of Days Within Which Public Shares Shall Be Redeemed							10 days
Per share amount available for distribution						$ 10
Per share amount to be maintained in the trust account for distribution							$ 10.2
Other offering costs						$ 944,107
Cash at bank							$ 264,538
Working capital							5,394,929
Percentage of Federal excise tax on share buy back					1.00%
Effective date for levy of federal excise tax on stock buy back					Jan. 01, 2023
Excise tax liability							$ 3,062,004
Percentage of shares redeemable							1.00%
Amount to be deposited in trust account	$ 30,000
Per share value of the amount to be deposited in trust account	$ 0.045
Temporary equity shares subject to redemption	2,768,301
Share price	$ 10.68
Proceeds from sale of trust assets to pay expenses	$ 29,728,990
Common stock to be redeemed							$ 29,728,990	$ 0
Unsecured Debt [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Debt instrument face value		$ 80,000	$ 80,000
Unsecured Debt [Member] | Asset, Held-in-Trust [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Cash deposited in Trust Account		$ 80,000	$ 80,000
Minimum [Member] | Post Business Combination [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Equity Method Investment, Ownership Percentage						50.00%
Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Stock issued during the period shares new issues								13,850,000
IPO [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Stock issued during the period shares new issues							30,000,000
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Stock issued during the period shares new issues							3,900,000
Private Placement [Member] | Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Class of warrants or rights issued during the period units						13,850,000
Class of warrants or rights issue price per unit							$ 1
Proceeds from Issuance of Private Placement						$ 13,850,000
Common Class A [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Shares issued price per share						$ 10
Temporary Equity, Redemption Price Per Share				$ 10.41			$ 10.93	$ 10.3
Temporary equity stock redeemed during the period shares				26,564,308
Common stock, shares outstanding							7,499,999	0		2.95
Temporary equity shares outstanding							667,391	30,000,000
Common stock shares redeemable				26,564,308					2,768,301
Common stock value redeemable				$ 276,471,460					$ 29,728,990
Temporary equity shares subject to redemption							2,768,301	2,768,301
Common stock to be redeemed							$ 29,728,990
Common Class A [Member] | Unsecured Debt [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 10.2	$ 10.2
Common Class A [Member] | Sponsor [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Conversion of shares converted				7,499,999
Temporary equity shares outstanding				10,935,691
Common Class A [Member] | IPO [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Stock issued during the period shares new issues						30,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Stock issued during the period shares new issues						3,900,000
Common Class B [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Common stock, shares outstanding							1	7,500,000
Common Class B [Member] | Sponsor [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Conversion of permanent equity into temporary equity shares				7,499,999
Common stock, shares outstanding				1